DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 13,712,528	$ 14,584,473	$ 54,426,402	$ 53,376,874
Greece [Member]
Revenue	13,322,494	14,225,572	52,935,979	50,526,307
UK [Member]
Revenue	285,864	312,569	850,750	2,418,373
United States [Member]
Revenue			0	504
Croatia [Member]
Revenue	3,093	19,344	47,233	26,985
Cyprus [Member]
Revenue	52,562	22,737	184,000	180,404
Bulgaria [Member]
Revenue	12,183	$ 4,651	66,658	210,033
Ireland [Member]
Revenue			0	1,636
Cayman Islands [Member]
Revenue			0	12,632
UAE [Member]
Revenue			$ 341,782	$ 0
Albania [Member]
Revenue	$ 36,332